Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, estimated life			15 years
Warrants term		4 years
Deferred revenues	$ 159		$ 138	$ 66
Sales commissions			87	138
Warrant liability			$ 124	160
Employees defined contribution plan description			The Company has a 401(k) defined contribution plan covering all employees. All eligible employees may elect to contribute up to 100% of their compensation to the plan, but for 2020 and 2019, generally not greater than $19.5 and $19 per year, respectively, (for certain employees over 50 years of age the maximum contribution is $26 and $25 per year, respectively), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. The Company contributes 3% of employee compensation to the plan with no limitation.
Share based compensation	$ 1,518	$ 6	$ 20	18
Employees defined contribution plan			$ 103	93
Income tax description			more than 50% likely
Fair value of share-based compensation			$ 20	18
Dividend yield			0.00%
Minimum [Member]
Warrants term	2 months 30 days
Maximum [Member]
Warrants term	3 years 6 months
Share based compensation			$ 26	$ 25
Customers [Member] | Minimum [Member]
Warrants term			1 year
Customers [Member] | Maximum [Member]
Warrants term			3 years